11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 4) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 151	$ 161
Concession agreements
Disclosure of detailed information about intangible assets [line items]
Intangible assets	111	121
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets	35	35
Intangibles identified in acquisitions of companies
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 5	$ 5